Revenue - Schedule of Other Operating Revenues (Parenthetical) (Details) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Debt recognition agreement
IfrsStatementLineItems [Line Items]
Rental and leasing	R$ 187